Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities which are exposed to certain risks including interest rate, market, currency and credit risks. Accordingly, material changes in the value of the investment securities could occur affecting the future value of participant accounts (inclusive of participant holdings of the Company’s common stock) as presented in the Statements of Net Assets Available for Benefits. The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across participant-directed fund elections. As of December 31, 2025 and 2024, the S&P 500 Index Fund represented 21.8% and 22.1% of the Plan’s Total investments, respectively. Risks and uncertainties specifically related to the Company’s Common Stock include those set forth in the Company’s Annual Report on Form 10-K, which was audited by other auditors, and Quarterly Reports on Form 10-Q filed with the Securities and Exchange Commission.